THE PRIVATE SHARES FUND

Schedule of Investments

March 31, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Public Companies — 2.1%
3D Printing — 0.2%
Fathom Digital Manufacturing Corp.(a)	Dec 2021	263,646	$2,636,460	$1,629,332
Analytics/Big Data — 0.0%
Planet Labs, Inc.(a)	Mar 2018	51,479	196,596	261,513
Consumer Web — 0.6%
Nextdoor(a)(b)	Nov 2018	925,479	5,037,326	5,488,091
Education — 0.6%
Udemy, Inc.(a)(b)	Aug 2019	424,326	6,024,987	5,287,102
Finance/Payments — 0.3%
Marqeta, Inc.(a)	Jul 2018	241,225	282,233	2,663,124
Healthcare/Biotech — 0.4%
23andMe, Inc.(a)	Oct 2017	824,260	5,196,019	3,156,916
TOTAL COMMON STOCK IN PUBLIC COMPANIES			19,373,621	18,486,078

Common Stock in Private Companies (b) — 30.0%
3D Printing — 0.4%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	4,033,278
Advertising — 3.4%
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	448,045
NextRoll (f.k.a. AdRoll)(a)	Mar 2017	2,367,054	16,079,048	25,374,819
OpenX(a)	Jun 2015	2,899,297	2,615,386	2,986,276
WideOrbit, Inc. (a)	Oct 2015	400,000	1,100,000	1,376,000
			20,240,858	30,185,140
Aerospace — 4.8%
Axiom Space, Inc.(a)	Mar 2021	29,543	5,099,983	5,491,453
Relativity Space(a)	Oct 2021	437,922	9,999,993	10,006,517
SpaceX(a)	May 2019	490,200	10,049,100	27,451,200
			25,149,076	42,949,170
AgTech — 0.6%
Farmers Business Network(a)	Sep 2021	87,500	5,042,625	5,431,125

See accompanying Notes to the Schedule of Investments

0

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies (b) — 30.0% (Continued)
Analytics/Big Data — 3.4%
Baktus, Inc.(a)	Apr 2015	9,740	$1,500,951	$20,454
Dataminr, Inc.(a)	Sep 2015	189,583	1,559,716	7,983,340
Domino Data Labs, Inc.(a)	Apr 2021	330,000	4,118,400	5,359,200
Dremio(a)(d)	Dec 2021	83,332	1,010,000	1,419,644
INRIX, Inc.(a)	May 2014	133,238	3,026,249	7,541,271
SingleStore (f.k.a. MemSQL)(a)	May 2020	334,555	764,974	1,823,325
Tealium(a)	Sep 2020	200,000	1,300,000	2,600,000
ThoughtSpot, Inc.(a)	Oct 2018	162,087	1,745,758	4,162,394
			15,026,048	30,909,628
Artificial Intelligence — 1.1%
Brain Corp.(a)	Dec 2020	500,000	2,040,000	2,740,000
Cerebras Systems (a)	Feb 2022	309,813	6,946,627	6,877,849
			8,986,627	9,617,849

Clean Technology — 0.1%
WiTricity(a)(d)	Mar 2021	166,667	1,667	498,334
Consumer Web — 0.4%
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	3,778,309
e-Commerce — 0.6%
Caastle(a)	Mar 2022	732,010	0	4,377,420
GOAT(a)	Sep 2021	128,148	760,724	763,762
			760,724	5,141,182
Education — 2.0%
Course Hero(a)	Jun 2020	270,000	3,429,200	9,795,600
Eruditus Learning(a)(d)	Aug 2021	36,265	5,065,228	5,015,450
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,916,968
			11,379,014	17,728,018
Enterprise Software — 3.5%
Algolia(a)	Jan 2020	45,000	420,000	1,306,800
Automation Anywhere(a)	Jul 2021	152,190	3,358,389	3,682,998
D2iQ (f.k.a. Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	727,650
Docker, Inc.(a)	May 2017	2,500	531,250	14,950
EquipmentShare(a)	Oct 2021	86,850	9,985,874	9,887,004
Kareo(a)	Nov 2020	190,009	1,235,126	1,704,381
KeepTruckin(a)	May 2019	788,562	3,420,734	5,756,502
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	8,539,292
			25,656,823	31,619,577

See accompanying Notes to the Schedule of Investments

1

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(b) — 30.0% (Continued)
Finance/Payments — 3.1%
Betterment(a)	Mar 2021	588,235	$4,999,998	$7,388,232
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	14,544,824
Kraken(a)	Jun 2021	105,218	5,079,228	5,700,711
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	168,450
			13,992,049	27,802,217
Hardware — 0.5%
Tempo Automation, Inc.(a)	Aug 2019	550,000	1,868,000	4,235,000
Healthcare/Biotech — 1.2%
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	3,430,000
Color Health, Inc. (a)	Feb 2022	58,843	4,999,890	5,728,366
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,222,150
			9,821,598	10,380,516
Hosting/Storage — 1.5%
Rubrik(a)	Sep 2019	126,281	3,220,166	3,352,761
TMGcore, Inc.(a)	Dec 2021	1,596	10,000,000	9,998,397
			13,220,166	13,351,158
Security — 2.5%
Arctic Wolf(a)	Dec 2021	933,401	10,321,402	9,362,012
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	1,079,100
Exabeam, Inc.(a)	Jul 2021	54,500	1,590,855	1,499,840
Malwarebytes(a)	Dec 2019	188,173	1,129,038	3,338,189
Tanium(a)	Apr 2019	640,000	4,787,200	7,360,000
			18,582,995	22,639,141
Software — 0.9%
Discord(a)(d)	Dec 2021	9,091	5,125,792	5,136,142
Mynd Management(a)	Dec 2021	166,390	3,060,012	3,094,854
			8,185,804	8,230,996
TOTAL COMMON STOCK IN PRIVATE COMPANIES			182,353,289	268,530,638

Preferred Stock in Private Companies(b) — 35.6%
Advertising — 0.0%
GroundTruth (f.k.a. xAd, Inc.), Preferred Series B-1(a)	Jan 2017	600,000	149,200	162,000

See accompanying Notes to the Schedule of Investments

2

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(b) — 35.6% (Continued)
Aerospace — 3.2%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	$2,019,958	$5,989,239
Beta Technologies, Preferred Series A(a)	Apr 2021	40,944	2,999,967	4,039,535
Radian Aerospace, Preferred Series Seed 2(a)	Sep 2021	303,668	999,999	1,000,009
Relativity Space, Preferred Series E(a)	Jul 2021	437,922	10,299,992	10,006,518
Voyager Space, Inc., Preferred Series B(a)	Mar 2022	192,061	7,499,982	7,499,982
			23,819,898	28,535,283
AgTech — 2.0%
Cibo, Preferred Series C(a)(d)	Aug 2021	600,000	3,090,000	2,934,000
Farmers Business Network, Preferred Series G(a)	Sep 2021	160,880	10,199,946	9,993,866
Invaio Sciences, Inc., Preferred Series C(a)(d)	Mar 2021	1,061,390	5,150,000	5,264,494
			18,439,946	18,192,360
Analytics/Big Data — 3.0%
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	198,000	842,200
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,211	3,684,456
Dremio, Preferred Series E(a)	Dec 2021	234,797	4,040,000	4,000,002
Heap, Preferred Series C(a)	May 2019	1,361,503	4,999,997	11,520,494
Heap, Preferred Series D(a)	Nov 2021	84,047	711,170	711,172
Pavilion Data Systems, Inc., Preferred Series C-1(a)	Apr 2021	2,038,687	6,059,997	5,769,484
			16,875,375	26,527,808
Artificial Intelligence — 0.8%
Verbit, Preferred Series A(a)	Nov 2021	2,382	693,256	693,329
Verbit, Preferred Series B(a)	Nov 2021	14,409	4,194,173	4,194,028
Verbit, Preferred Series E-1(a)	Nov 2021	4,008	1,166,667	1,166,609
Verbit, Preferred Series Seed 2(a)	Nov 2021	3,250	945,904	945,977
			7,000,000	6,999,943
Clean Technology — 0.3%
WiTricity, Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	2,990,000
Consumer Web — 0.0%
Musely, Preferred Series B(a)	Oct 2014	7,961	100,012	130,560

See accompanying Notes to the Schedule of Investments

3

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(b) — 35.6% (Continued)
e-Commerce — 8.1%
Caastle, Preferred Series A-12(a)	Dec 2021	1,612,912	$10,000,054	$9,822,634
GOAT, Preferred Series A-1(a)(d)	Sep 2021	112,563	668,206	670,875
GOAT, Preferred Series A-5(a) (d)	Sep 2021	2,394	14,211	14,268
GOAT, Preferred Series A-7(a) (d)	Sep 2021	146,495	869,637	873,110
GOAT, Preferred Series B(a) (d)	Sep 2021	231,687	1,375,362	1,380,855
GOAT, Preferred Series C(a) (d)	Sep 2021	237,913	1,412,322	1,417,962
GrubMarket, Preferred Series D(a)	Oct 2020	440,742	1,999,999	9,733,611
GrubMarket, Preferred Series E(a)	Jun 2021	1,520,838	14,999,995	33,587,099
GrubMarket, Preferred Series F(a)	Feb 2022	452,804	9,999,982	9,999,995
Lyst, Preferred Series E(a)	Jul 2021	401,929	5,172,500	4,947,746
			46,512,268	72,448,155
Education — 0.7%
MasterClass, Preferred Series 1(a)	Jul 2021	193,100	6,146,189	6,009,272
Enterprise Software — 2.3%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	50,000	1,405,000	2,668,500
Cohere Technologies, Preferred Series D-1(a)	Feb 2022	279,571	1,999,995	1,999,995
Cohere Technologies, Preferred Series D-2(a)	Dec 2020	386,038	2,071,233	2,761,639
Kareo, Preferred Series Seed 2(a)	Nov 2020	123,819	804,870	1,110,656
KeepTruckin, Preferred Series E(a)	May 2021	638,843	4,599,996	4,663,554
Ocrolus, Inc., Preferred Series C(a) (d)	Sep 2021	438,327	3,030,000	2,967,474
Trax Ltd., Pre IPO(a)	Mar 2021	76,722	3,999,978	4,368,551
			17,911,072	20,540,369
Finance/Payments — 6.1%
Betterment, Preferred Series F(a)	Sep 2021	318,380	3,999,999	3,998,853
BlockFi, Preferred Series E(a) (d)	Jul 2021	40,201	3,045,000	3,095,879
Consensys, Preferred Series D(a)	Feb 2022	35,699	5,075,000	4,999,888
Fundbox, Preferred Series C(a)	Jun 2019	439,552	4,999,992	6,197,683
Fundbox, Preferred Series D(a)	Sep 2021	531,914	7,499,988	7,499,987
Kraken, Preferred Series A(a)	Nov 2021	262,210	13,768,164	14,206,538
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	38,223
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	86,084
Ripple, Preferred Series A(a)	Dec 2018	42,000	504,000	3,801,420
Upgrade, Inc., Preferred Series C-1(a)	Mar 2022	2,000,000	10,160,000	10,820,000
			49,358,040	54,744,555
FoodTech — 0.5%
Impossible Foods, Inc., Preferred Series H-1(a) (d)	Nov 2021	153,494	3,746,778	3,708,660
Impossible Foods, Inc., Preferred Series H-2(a) (d)	Nov 2021	53,389	1,303,222	1,289,964
			5,050,000	4,998,624
Hardware — 0.6%
Hydrow, Preferred Series D(a)	Feb 2022	435,304	4,999,989	4,999,989

See accompanying Notes to the Schedule of Investments

4

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value

Preferred Stock in Private Companies(b) — 35.6% (Continued)
Healthcare/Biotech — 2.4%
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	$210,305	$206,098
CollectiveHealth, Inc., Preferred Series F(a)	May 2021	3,989,361	3,120,000	2,752,659
Crossover Health, Inc., Preferred Series D(a)	Mar 2021	229,914	8,175,591	9,844,918
Omada Health, Preferred Series E(a)	Dec 2021	1,334,400	7,999,995	7,999,995
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	701,050
			20,380,891	21,504,720
Security — 1.3%
Cybereason, Preferred Series F(a) (d)	Jul 2021	1,510,600	7,631,457	7,069,608
Exabeam, Preferred Series A(a)	Nov 2020	80,000	1,020,000	2,201,600
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,201,160
			10,579,257	11,472,368
Software — 1.9%
Roofstock, Preferred Series E(a)	Mar 2022	339,154	9,999,990	9,999,990
SoundHound, Inc., Preferred Series D(a)	Sep 2016	107,484	2,200,767	5,545,099
SoundHound, Inc., Preferred Series D-3(a)	Nov 2020	25,000	1,000,000	1,289,750
			13,200,757	16,834,839
Transportation — 2.5%
Lime (Neutron Holdings, Inc.), Preferred Series 1-D(a)	Mar 2019	20,618,556	5,000,000	2,268,041
Loadsmart, Preferred Series D(a)	Jan 2022	500,000	10,000,000	10,000,000
Turo, Preferred Series D-1(a)	Jun 2018	642,535	2,999,996	9,817,935
Virgin Hyperloop One, Preferred Series B-1(a)	Jun 2017	4,144	999,999	137,000
Virgin Hyperloop One, Preferred Series C(a)	May 2019	12,992	37,938	37,937
			19,037,933	22,260,913
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			260,580,827	319,351,758

SIMPLE AGREEMENT FOR FUTURE EQUITY IN PRIVATE COMPANIES(b) — 0.1%
Aerospace — 0.1%
Xplore, Inc.(a)	Feb 2022	1,000,000	1,000,000	1,000,000
TOTAL SIMPLE AGREEMENT for FUTURE EQUITY IN PRIVATE COMPANIES			1,000,000	1,000,000

CONVERTIBLE NOTES IN PRIVATE COMPANIES (b) — 5.7%
Aerospace — 1.7%
Axiom Space, Inc., 3.00% 8/11/2023	Aug 2021	$15,000,000	15,000,000	15,000,000

See accompanying Notes to the Schedule of Investments

5

THE PRIVATE SHARES FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Acquisition Date	Shares/ Principal/ Units	Cost	Fair Value

Convertible Notes IN Private Companies(b) — 5.7% (Continued)
Software — 2.2%
Tradeshift, 3.00% 6/16/2023	Jun 2021	$10,000,000	$10,060,411	$10,000,000
Tradeshift, 5.00% 11/22/2023(c)	Nov 2021	$5,000,000	5,000,000	5,000,000
Tradeshift, 5.00% 3/25/2024	Mar 2022	$5,000,000	5,000,000	5,000,000
			20,060,411	20,000,000
Transportation — 1.8%
Clearmotion, Inc., 7.00% 12/21/2022	Mar 2022	$1,250,000	1,250,000	1,250,000
Lime (Neutron Holdings, Inc.), 4.00% 10/29/2025	Oct 2021	$15,000,000	15,000,000	15,000,000
Lime (Neutron Holdings, Inc.), 4.00% 6/1/2027	Jun 2020	$253,169	253,169	253,169
			16,503,169	16,503,169
TOTAL CONVERTIBLE NOTES IN PRIVATE COMPANIES			51,563,580	51,503,169

WARRANTS IN PRIVATE COMPANIES(b) — 2.5%
FINANCE/PAYMENTS - 0.1%
BlockFi, Exercise Price $75.74, Exercise Date 8/8/2028(a)(d)	Jul 2021	20,100	0	1,346,706

SOFTWARE - 2.3%
Tradeshift, Exercise Price $0.001, Exercise Date 11/21/2031(a)	Nov 2021	213,797	0	5,154,560
Tradeshift, Exercise Price $0.001, Exercise Date 9/9/2031(a)	Dec 2021	427,594	0	10,309,120
Tradeshift, Exercise Price $0.001, Exercise Date 3/25/2032(a)	Mar 2022	213,797	0	5,154,560
			0	20,618,240
TRANSPORTATION - 0.1%
Clearmotion, Inc., Exercise Price $2.70, Exercise Date 3/9/2029(a)	Mar 2022	231,173	0	469,050
Lime (Neutron Holdings, Inc.), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	1,016,483	0	2,593
			0	471,643
TOTAL WARRANTS IN PRIVATE COMPANIES			0	22,436,589

Short-Term Investments — 24.9%
MUTUAL FUND — 24.9%
Goldman Sachs Government Fund, 0.26%(e)			223,189,953	223,189,953
TOTAL SHORT-TERM INVESTMENTS			223,189,953	223,189,953

TOTAL INVESTMENTS — 100.9%			738,061,270	904,498,185
Other liabilities less assets — (0.9)%				(8,024,169)

NET ASSETS — 100.0%				$896,474,016

(a)	Non-income producing

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of March 31, 2022, restricted securities represented 75.14% of the net assets of the Fund.

(c)	Denotes a variable rate security. The rate shown is the current interest rate as of March 31, 2022.

(d)	These securities have been purchased through Special Purpose Vehicles in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(e)	Represents the 7-day effective yield as of March 31, 2022.

All issuers are based in the United States, except for Lyst, Ltd. and OpenX, which are based in the UK, and Trax Ltd., Eruditus Learning, and Fundbox, which are based in the Cayman Islands, Singapore, and Israel, respectively.

6